Total
Cambria Tactical Yield ETF
Cambria Tactical Yield ETF
Investment Objective
The Fund seeks income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cambria Tactical Yield ETF Cambria Tactical Yield ETF
Management Fee:	0.59%	[1]
Distribution and/or Service (12b-1) Fees:	none
Acquired Fund Fees and Expenses:	0.01%	[2]
Other Expenses:	none	[3]
Total Annual Fund Operating Expenses:	0.60%	[2]
[1]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s expenses, except for the management fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which Cambria ETF Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[2]	Based on estimated amounts for the current fiscal year. Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year:	Three Years:
Cambria Tactical Yield ETF | Cambria Tactical Yield ETF | USD ($)	61	192

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period January 5, 2024 (commencement of operations) through April 30, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities, including individual bonds as well as exchange traded products and ETFs that invest primarily in bonds. Fixed income securities include, but are not limited to, the following: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) such as Treasury bonds, Treasury notes and T-Bills; intermediate term (i.e., two- to ten-year maturity), investment grade bonds traded in the United States that comprise the U.S. aggregate bond market; corporate bonds; high yield (or “junk”) bonds; residential and commercial mortgage-backed securities (“MBS”); Treasury Inflation-Protected Securities (“TIPS”); and emerging market government bonds (i.e., sovereign debt). The Fund may invest in fixed income securities of any duration or maturity.

Utilizing its own quantitative model, the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), generally selects fixed income securities for inclusion in the Fund’s portfolio tactically based on a comparison of their current yield spreads (i.e., the difference in quoted rates of return on differing debt instruments) relative to T-Bills and their historical average yield spreads. Fixed income securities with varying maturities, credit ratings, and risks typically have different yields. Some fixed income securities’ yields may be similar to the yields of T-Bills (narrow yield spreads), while other fixed income securities may have yields that are larger than and more attractive relative to the yields of T-Bills (wide yield spreads). Wider yield spreads, however, often indicate greater risks associated with those securities.

No less frequently than on a quarterly basis, the quantitative algorithm evaluates the current yield spreads of various categories of fixed income securities relative to T-Bills and determines whether the current yield spreads are narrow or wide relative to historic averages. If a category of fixed income securities, e.g., corporate bonds, has a historically narrow yield spread relative to T-Bills, the Fund will invest in T-Bills rather than corporate bonds because the lower rate of return does not sufficiently offset the associated risks of corporate bonds. If, however, a category of fixed income securities, e.g., MBS, has a historically wide yield spread relative to T-Bills, the Fund will invest in MBS rather than T-Bills because the higher rate of return helps offset the additional risks associated with MBS. To the extent the quantitative model identifies historically wide yield spreads in any fixed income security category, the model generally targets an allocation of between 10% and 20% of the Fund’s net assets to that category of fixed income securities.

To the extent that all of the various categories of fixed income securities have historically narrow yield spreads relative to T-Bills, the Fund may invest up to 100% of its portfolio in T-Bills, as market conditions warrant. However, if multiple categories of the fixed income universe demonstrate historically wide yield spreads relative to T-Bills, which may include significant downward pricing trends, the Fund may invest a significant portion of its assets in each of those applicable fixed income security categories and may not allocate any assets to T-Bills. Accordingly, when spreads relative to T-Bills are wider than historic averages for an individual category of fixed income security, the Fund typically moves its assets tactically into these riskier bonds and sources of yield.

Although Cambria seeks to weight each of the categories of fixed income securities with wide yield spreads equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities that develop between the model’s quarterly calculations. Accordingly, the Fund generally targets an allocation of between 10% and 20% of its net assets in each category of fixed income securities with wide historic yield spreads, based on the quantitative model’s quarterly calculation, and the Fund invests the remainder of its assets in T-Bills.

To the extent that historic yield spreads are wide with respect to high yield bonds or emerging market government bonds, Cambria expects to obtain exposure to these types of fixed income securities through investments in other exchange-traded funds (“ETFs”). The model may allocate up to 10% of the Fund’s net assets to ETFs. Accordingly, the Fund generally targets an allocation of between 5% and 10% of the Fund’s net assets to these categories of fixed income securities when they have historically wide yield spreads.

In addition, to the extent that real estate investment trusts (“REITs”) have historically wide yield spreads relative to T-Bills, the model may allocate up to 20% of its net assets in REITs.

Although the Fund employs a model-based investment approach based on Cambria’s proprietary, quantitative algorithm, the Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings at least quarterly to meet the investment criteria and target allocations (e.g., security weights) established by the Fund’s quantitative algorithm.

Principal Risks
Performance

The Fund commenced operations on January 5, 2024, and therefore does not yet have performance history for a full calendar year. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.cambriafunds.com.